Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Details) - Restricted Stock Units (Market Condition)	12 Months Ended
Mar. 31, 2022 $ / shares shares
August 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	2.00%
Expected volatility	40.00%
Risk free interest rate	0.40%
Expected life in years	3 years
JHX stock price at grant date (A$ per share) | $ / shares	$ 52.66
Number of restricted stock units (in shares) | shares	130,513
September 2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	2.00%
Expected volatility	40.20%
Risk free interest rate	0.40%
Expected life in years	2 years 10 months 24 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 52.12
Number of restricted stock units (in shares) | shares	92,956
September 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	0.00%
Expected volatility	39.20%
Risk free interest rate	0.20%
Expected life in years	2 years 10 months 24 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 30.33
Number of restricted stock units (in shares) | shares	167,491
November 2020 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (per annum)	1.30%
Expected volatility	40.10%
Risk free interest rate	0.20%
Expected life in years	2 years 9 months 18 days
JHX stock price at grant date (A$ per share) | $ / shares	$ 37.24
Number of restricted stock units (in shares) | shares	127,083